ETFS TRUST

ETFS Bloomberg All Commodity Strategy K-1 Free ETF

ETFS Bloomberg All Commodity Longer Dated Strategy K-1 Free ETF

ETFS Bloomberg Agriculture Commodity Strategy K-1 Free ETF

ETFS Bloomberg Energy Commodity Strategy K-1 Free ETF

ETFS Bloomberg Energy Commodity Longer Dated Strategy K-1 Free ETF

(each a “Fund” and together the “Funds”)

Supplement dated September 4, 2018

to the currently effective Statement of Additional Information for the Funds (“SAI”)

This supplement provides new and additional information beyond that contained in the SAI for the Funds and should be read in conjunction with the SAI.

Following a meeting of the Funds’ Shareholders held on August 27, 2018, Mr. Bev Hendry, President of the Trust, was duly elected to serve as a Trustee of the Trust. Accordingly, the Funds’ SAI is hereby amended as follows:

The first paragraph in the section entitled “Members of the Board and Officers of the Trust” under “Management of the Trust” on page 13 is deleted in its entirety and replaced with the following:

Members of the Board and Officers of the Trust. There are four members of the Board, three of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“Independent Trustees”). Stephen O’Grady, an Independent Trustee, serves as Chairperson of the Board. The Board is comprised of a majority (75%) of Independent Trustees. There is an Audit Committee of the Board that is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Audit Committee chair presides at the Committee meetings, participates in formulating agendas for Committee meetings, and coordinates with management to serve as a liaison between the Independent Trustees and management on matters within the scope of responsibilities of the Committee as set forth in its Board-approved charter. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the Independent Trustees constitute 75% of the Board, the number of Independent Trustees that constitute the Board, the amount of assets under management in the Trust, and the number of Funds overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Fund management.

The information regarding Mr. Hendry under “Members of the Board and Officers of the Trust” in the section entitled “Management of the Trust” beginning on page 13, is hereby deleted in its entirety and replaced with the following:

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years(3)
Interested Trustee
Bev Hendry (1953)	Trustee 2018 – present; President 2018 – present	Chairman- Americas for Aberdeen Standard Investments (2018-present); Chief Executive Officer – Americas for Aberdeen Asset Management PLC (2014-2018); Chief Operating Officer for Hansberger Global Investors (2008-2014)	9	Aberdeen Asset Management Inc. 2014-present (investment adviser)

(1)

Each Trustee serves during the lifetime of the Funds or until he or she dies, resigns, retires, is declared bankrupt or incompetent, or is removed, and until the election and qualification of his or her successor.

(2)

As of September 4, 2018, the Fund Complex consists of the Trust (which contains five portfolios), Aberdeen Investment Funds (which contains four portfolios), Aberdeen Funds (which contains 25 portfolios), Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Emerging Markets Equity Income Fund, Inc., The India Fund, Inc., Aberdeen Japan Equity Fund, Inc., Aberdeen Income Credit Strategies Fund, Aberdeen Global Premier Properties Fund, Aberdeen Global Dynamic Dividend Fund and Aberdeen Total Dynamic Dividend Fund.

(3)

Directorships (excluding Fund Complex) held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

The section entitled “Individual Trustee Qualifications” under “Management of the Trust” on page 15 is hereby amended to include the following information about Mr. Hendry:

The Trust has concluded that Mr. Hendry should serve as Trustee of the Funds because of the experience he has gained as an experienced business executive with service in business and finance since 1987. He has been the Chairman - Americas of Aberdeen Standard Investments since April 2018. He previously held the position of CEO of Americas since December 2016. Aberdeen Standard Investments is a brand of the investment businesses of Aberdeen Asset Management and Standard Life Investments. Mr. Hendry first joined Aberdeen at its headquarters in Scotland in 1987 where he set up Aberdeen’s mutual fund business. Mr. Hendry moved to the United States in 1995 to establish Aberdeen’s business in the Americas based out of Fort Lauderdale where the firm’s initial focus was Latin America. Following a series of acquisitions Aberdeen relocated its US headquarters to Philadelphia where Mr. Hendry is now based. Mr. Hendry has over 30 years of experience in the investment management industry.

The section entitled “Fund Shares Owned by Board Members” under “Management of the Trust” on page 15 is deleted in its entirety and replaced with the following:

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s and nominee’s “beneficial ownership” of shares of the Funds and each other series of the Trust as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of August 27, 2018, the Trustees and officers of the Trust collectively owned less than 1% of the outstanding shares of each Fund.

Name of Trustee	Dollar Range of Equity Securities in the Funds(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(2)
Interested Trustee
Bev Hendry(3)	None	None
Independent Trustees
Stephen O’Grady	None	None
William M. Thomas	None	None
John Sievwright(3)	None	None

(1)

Values based on Trustees’ ownership as of August 27, 2018.

(2)

The Family of Investment Companies consists of the Trust (which contains five portfolios).

(3)

Messrs. Hendry and Sievwright did not serve as Trustees of the Trust during the fiscal year ended December 31, 2017.

2

The section entitled “Board Compensation” under “Management of the Trust” beginning on page 15 is deleted in its entirety and replaced with the following:

Board Compensation. In December 2017, the Adviser agreed to pay the compensation for the Independent Trustees of the Trust. Therefore, the Independent Trustees will not be paid from the Trust for the fiscal period ending December 31, 2018. The Trust paid the following fees to the Trustees during the fiscal period from the Funds’ commencement of operations on March 30, 2017 through December 31, 2017.

Name of Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Funds and Fund Complex(1)
		Interested Trustee
Bev Hendry(2)	None	None	None	None
Graham Tuckwell(3)	None	None	None	None
		Independent Trustees
Stephen O’Grady	$18,003	None	None	$18,003
William M. Thomas	$18,003	None	None	$18,003
John Sievwright(2)	None	None	None	None

(1)

As of September 4, 2018, the Fund Complex consists of the Trust (which contains five portfolios), Aberdeen Investment Funds (which contains four portfolios), Aberdeen Funds (which contains 25 portfolios), Aberdeen Asia-Pacific Income Fund, Inc., Aberdeen Global Income Fund, Inc., Aberdeen Australia Equity Fund, Inc., Aberdeen Emerging Markets Equity Income Fund, Inc., The India Fund, Inc., Aberdeen Japan Equity Fund, Inc., Aberdeen Income Credit Strategies Fund, Aberdeen Global Premier Properties Fund, Aberdeen Global Dynamic Dividend Fund and Aberdeen Total Dynamic Dividend Fund.

(2)

Messrs. Hendry and Sievwright did not serve as Trustees of the Trust during the fiscal year ended December 31, 2017.

(3)

Graham Tuckwell resigned as Trustee on April 27, 2018 upon the acquisition of the Advisor by AAMI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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